Jun. 03, 2019
NEW PERSPECTIVE FUND®
NEW PERSPECTIVE FUND®
New Perspective Fund® Prospectus Supplement June 1, 2019 (for prospectus dated December 1, 2018, as supplemented to date)
The section titled “Investment objectives” is amended and restated as follows:
Investment objectives
The fund’s primary investment objective is to provide you with long-term growth of capital.

Future income is a secondary objective. Effective December 1, 2019, the secondary objective will be eliminated. However, future income will remain a consideration in the management of the fund.

Keep this supplement with your prospectus.